Employee Benefit Plans - 401(k) defined contribution plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Benefit Plans
Employer contributions under this plan	$ 64,000	$ 71,000